1. Significant Accounting Policies (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income, as reported	$ 1,503,685	$ 1,515,900	$ 1,295,199	$ 1,169,494	$ 1,198,224	$ 1,439,822	$ 1,077,704	$ 1,109,841	$ 5,484,278	$ 4,825,591
Less: dividends to preferred shareholders									87,500	81,250
Net income available to common shareholders									$ 5,396,778	$ 4,744,341
Weighted average number of common shares used in calculating earnings per share									5,024,270	4,961,972
Earnings per common share	$ 0.29	$ 0.3	$ 0.25	$ 0.23	$ 0.24	$ 0.29	$ 0.21	$ 0.22	$ 1.07	$ 0.96